Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
REVENUES:
Voyage revenue (Note 19)	$ 1,502,491	$ 1,113,859	$ 793,639
Income from investments in leaseback vessels	8,915	0	0
Revenues	1,511,406	1,113,859	793,639
EXPENSES:
Voyage expenses	(275,856)	(49,069)	(13,311)
Charter-in hire expenses (Note 2(q))	(340,926)	0	0
Voyage expenses-related parties (Note 3)	(13,993)	(15,418)	(11,089)
Vessels' operating expenses	(258,088)	(269,231)	(179,981)
General and administrative expenses	(15,674)	(9,737)	(6,872)
General and administrative expenses - related parties (Note 3)	(8,542)	(9,792)	(9,947)
Management and agency fees-related parties (Note 3)	(56,254)	(46,735)	(29,621)
Amortization of dry-docking and special survey costs (Note 8)	(19,782)	(13,486)	(10,433)
Depreciation (Notes 7, 12 and 24)	(166,340)	(165,998)	(136,958)
Gain on sale of vessels, net (Notes 7 and 12 (c))	112,220	126,336	45,894
Loss on vessels held for sale (Note 7)	(2,305)	0	0
Vessels' impairment loss (Notes 7 and 8)	(434)	(1,691)	0
Foreign exchange gains	2,576	3,208	29
Operating income	468,008	662,246	441,350
OTHER INCOME / (EXPENSES):
Interest income	32,447	5,956	1,587
Interest and finance costs (Note 20)	(144,429)	(122,233)	(86,047)
Income from equity method investments (Note 10)	764	2,296	12,859
Gain on sale of equity securities (Note 5)	0	0	60,161
Dividend income (Note 5)	0	0	1,833
Other, net	6,941	3,729	4,624
Gain / (loss) on derivative instruments, net (Note 22)	17,288	2,698	(1,246)
Total other expenses, net	(86,989)	(107,554)	(6,229)
Net income	381,019	554,692	435,121
Net loss attributable to the non-controlling interest (Note 16)	4,730	263	0
Net income attributable to Costamare Inc.	385,749	554,955	435,121
Earnings allocated to Preferred Stock (Note 18)	(31,068)	(31,068)	(31,068)
Net income available to Common Stockholders	$ 354,681	$ 523,887	$ 404,053
Earnings per common share, basic and diluted (Note 18) (in dollars per share)	$ 2.95	$ 4.26	$ 3.28
Weighted average number of shares, basic and diluted (Note 18) (in shares)	120,299,172	122,964,358	123,070,730